Earnings per share - Summary of Weighted Average Shares and Adjusted Weighted Average Shares (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares used in the calculation of basic earnings per share (in shares)	158,509	150,531
Diluted impact of stock options (in shares)	0	0
Weighted average number of ordinary shares used in the calculation of diluted earnings per share (in shares)	158,509	150,531